LONG-TERM DEBT - Schedule of instruments (Details) - USD ($) $ in Millions					12 Months Ended
	Dec. 31, 2017	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2012	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,857.7				$ 1,047.9	$ 1,758.7
Current portion of non-current borrowings					(56.2)	(1.9)
Long-term debt					991.7	1,756.8
Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Total borrowings					$ 10.1	11.8
Canadian Malartic Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in associate					50.00%
$300 million notes issued December 2017
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 300.0				$ 280.1	296.8
Borrowings, interest rate	4.625%
Borrowings, term	10 years
$500 million notes issued June 2014
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 500.0			149.2	496.8
Borrowings, interest rate		4.95%
Borrowings, term		10 years
$300 million notes issued June 2013
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 300.0		240.2	260.4
Series B - 4.78% 10-Year Notes Due June 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 265.0
Borrowings, interest rate			4.78%
Borrowings, term			10 years
$500 Million Notes Issued March 2012
Disclosure of detailed information about borrowings [line items]
Total borrowings				$ 500.0
Series B - 4.36% 8-year notes due March 2020 ($85 million)
Disclosure of detailed information about borrowings [line items]
Total borrowings				$ 85.0	56.2	84.0
Borrowings, interest rate				4.36%
Borrowings, term				8 years
Series C - 4.76% 10-year notes due March 2022 ($200 million)
Disclosure of detailed information about borrowings [line items]
Total borrowings				$ 200.0	190.3	192.1
Borrowings, interest rate				4.76%
Borrowings, term				10 years
Series D - 4.91% 12-year notes due March 2024 ($140 million)
Disclosure of detailed information about borrowings [line items]
Total borrowings				$ 140.0	135.3	135.2
Borrowings, interest rate				4.91%
Borrowings, term				12 years
Senior Debt Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings					1,051.3	1,465.3
$750 Million revolving facility
Disclosure of detailed information about borrowings [line items]
Total borrowings					(3.4)	291.5
Debt from 50% interest in Canadian Malartic | Canadian Malartic Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings					$ 0.0	$ 1.9